Material Agreements	6 Months Ended
Sep. 30, 2019
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Material Agreements

Note 3 — Material Agreements

License Agreement

On December 19, 2017, RSG, a wholly owned subsidiary of RSL, entered into a license agreement (the “HanAll Agreement”) with HanAll. Under the HanAll Agreement, RSG received (1) the non-exclusive right to manufacture and (2) the exclusive, royalty-bearing right to develop, import, use and commercialize the antibody referred to as IMVT-1401 and certain back-up and next-generation antibodies, and products containing such antibodies, in the United States, Canada, Mexico, the European Union, the United Kingdom, Switzerland, the Middle East, North Africa and Latin America.

In exchange for this license, RSG provided or agreed to provide the following consideration:

•	Upfront, non-refundable payment of $30.0 million;

•	Up to $20.0 million in shared (50%) research, development, and out-of-pocket costs incurred by HanAll;

•	Up to an aggregate of $452.5 million upon the achievement of certain development, regulatory and sales milestones; and

•

Tiered royalties ranging from the mid-single digits to mid-teens on net product sales subject to reduction on a product-by-product and country-by-country basis, until the later of (1) expiration of patent and regulatory exclusivity or (2) the 11th anniversary of the first commercial sale of such product in such country.

Since acquisition of IMVT-1401, RSL and the Company have performed all the development associated with IMVT-1401 and no amounts were incurred by HanAll to research or develop the technology for the six months ended September 30, 2018 and 2019.

On August 18, 2018, RSG entered into a sublicense agreement (the “Sublicense Agreement”) with ISG to sublicense this technology, as well as RSG’s know how and patents necessary for the development, manufacture or commercialization of any compound or product that pertain to immunology. On December 7, 2018, RSG issued a notice to terminate the Sublicense Agreement with ISG and entered into the Assignment and Assumption Agreement to assign to ISG all the rights, title, interest, and future obligations under the HanAll Agreement from RSG, including all rights to IMVT-1401 from RSG in the Licensed Territory, for an aggregate purchase price of $37,750,000. As a result of the assignment of IMVT-1401 by RSG to ISG, the Company recorded a Swiss value-added tax receivable of $2,920,940 as of September 30, 2019 which is reflected as a capital contribution from RSL as of September 30, 2019.

In May 2019, the Company achieved its first development and regulatory milestone under the HanAll Agreement which resulted in a $10.0 million milestone payment that the Company subsequently paid on August 2, 2019. The milestone payment was recorded as research and development expense in the accompanying condensed combined and consolidated statements of operations for the six months ended September 30, 2019.

Share Exchange Agreement

On September 29, 2019, the Company entered into the Share Exchange Agreement with HSAC and RSL which is subject to approval by HSAC’s stockholders. Upon the closing of the transactions contemplated in the Share Exchange Agreement (the “Closing”), among other things, HSAC will acquire all of the issued and outstanding shares of the Company, and the Company will become a wholly owned subsidiary of HSAC. Upon the Closing, HSAC will change its name to “Immunovant, Inc.” and RSL will hold a majority interest in the combined company.

As a result of the transaction, an aggregate of approximately 43,000,000 shares of HSAC’s common stock will be issued (or reserved for issuance pursuant to currently exercisable options) and exercisable options that are issued and outstanding as of immediately prior to the Closing, subject to pre-closing adjustment for certain indebtedness of the Company (other than indebtedness convertible into the Company’s capital stock).

On Closing, under the Share Exchange Agreement, any outstanding options to purchase the Company’s common shares, whether vested or unvested, will be converted into an option to purchase shares of HSAC’s common stock, subject to pre-closing adjustment for certain indebtedness of the Company (other than indebtedness convertible into the Company’s common shares).